Fair Value of Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	$ 6,024,018	$ 3,747,519
Securities segregated under federal and other regulations	3,000
Securities on deposit with clearing organizations	182,280
Total fair value of financial instrument assets	6,370,668	3,803,524
Financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Total fair value of financial instrument liabilities	5,647,308	3,432,519
Liabilities of business held for sale	357,661	111,031
Equities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	1,463,916	1,416,090
Financial instruments sold, not yet purchased, at fair value	1,164,999	1,369,750
U.S. government and Non-U.S. government obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	34,339
Corporate debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	76,818	73,074
Assets of business held for sale	29,690	842
Financial instruments sold, not yet purchased, at fair value	47,263	51,208
Liabilities of business held for sale	22,858	1,221
Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets of business held for sale	108,999	16,399
Listed equity options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	202,091	280,384
Financial instruments sold, not yet purchased, at fair value	155,942	254,506
Loan inventory [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	191,712	189,541
Assets of business held for sale		17,031
Purchased call options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	237	17,532
Securitized HECM loan inventory [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	4,054,905	1,722,631
Deferred compensation investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investments	21,339	20,414
Investment in Deephaven Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value of financial instrument assets	1,342	1,319
U.S. government obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value		44,316
Financial instruments sold, not yet purchased, at fair value	71,728	10,644
Liabilities of business held for sale	176,309
Embedded conversion derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments sold, not yet purchased, at fair value	237	17,532
Foreign currency forward contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value		3,951
Financial instruments sold, not yet purchased, at fair value	5,268
Liability to GNMA trusts, at fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value of financial instrument liabilities	4,002,704	1,710,627
Total return swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities of business held for sale		17,031
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	1,777,164	1,813,864
Securities segregated under federal and other regulations	3,000
Securities on deposit with clearing organizations	182,280
Total fair value of financial instrument assets	1,992,134	1,831,105
Financial instruments sold, not yet purchased, at fair value	1,439,932	1,686,108
Total fair value of financial instrument liabilities	1,639,099	1,687,329
Level 1 [Member] | Equities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	1,463,916	1,416,090
Financial instruments sold, not yet purchased, at fair value	1,164,999	1,369,750
Level 1 [Member] | U.S. government and Non-U.S. government obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	34,339
Level 1 [Member] | Corporate debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	76,818	73,074
Assets of business held for sale	29,690	842
Financial instruments sold, not yet purchased, at fair value	47,263	51,208
Liabilities of business held for sale	22,858	1,221
Level 1 [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets of business held for sale		16,399
Level 1 [Member] | Listed equity options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	202,091	280,384
Financial instruments sold, not yet purchased, at fair value	155,942	254,506
Level 1 [Member] | U.S. government obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value		44,316
Financial instruments sold, not yet purchased, at fair value	71,728	10,644
Liabilities of business held for sale	176,309
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	4,246,854	1,933,655
Deferred compensation investments		1,100
Total fair value of financial instrument assets	4,378,534	1,972,419
Financial instruments sold, not yet purchased, at fair value	5,505	17,532
Total fair value of financial instrument liabilities	4,008,209	1,745,190
Level 2 [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets of business held for sale	108,999
Level 2 [Member] | Loan inventory [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	191,712	189,541
Assets of business held for sale		17,031
Level 2 [Member] | Purchased call options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	237	17,532
Level 2 [Member] | Securitized HECM loan inventory [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	4,054,905	1,722,631
Level 2 [Member] | Deferred compensation investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investments	21,339	20,414
Level 2 [Member] | Investment in Deephaven Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value of financial instrument assets	1,342	1,319
Level 2 [Member] | Embedded conversion derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments sold, not yet purchased, at fair value	237	17,532
Level 2 [Member] | Foreign currency forward contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value		3,951
Financial instruments sold, not yet purchased, at fair value	5,268
Level 2 [Member] | Liability to GNMA trusts, at fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value of financial instrument liabilities	4,002,704	1,710,627
Level 2 [Member] | Total return swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities of business held for sale		$ 17,031